UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/2007

Check here if Amendment:   Amendment Number:
          This Amendment (check only one):      is a restatement
						 adds new holdings entries.


Institutional Investment Manager Filing this Report:

	Name:		Bowman Financial Management Company
	Address:	1330 F Smith Avenue
			Baltimore MD 21209

	Form 13F File Number:	28-04775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

	Name:		Clark Bowman
	Title:		Chief Compliance Officer
	Phone:		410.433.1900

Signature Place and Date of Signing:

   Clark Bowman          Baltimore, Maryland             February 15, 2008

Report Type (Check only one):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:	0


Form 13F Information Table Entry Total:	55


Form 13F Information Table Value Total:	 $109,029 (X1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F number(s) of all institutional managers with respect to which this report is filed other than the manager filing this report.

IF there are no entries in this list state NONE and omit the column headings and list entries.

NONE


				INFORMATION TABLE

COLUMN 1       COLUMN 2 COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6 COLUMN7 COLUMN 8
                TITLE               VALUE     SHRS OR  SH/ PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER OF CLASS CUSIP      (x$1000)    PRN AMT  PRN CALL   DISCR  MNGRS SOLE SHR  NONE

3M Co.			CS	88579Y101	 3,188 	 37,808	 SH 	 SOLE 		 37,808
Abbott Laboratories	CS	2824100	 	 2,545 	 45,318	 SH 	 SOLE 		 45,318
Agilent Technologies IncCS	00846U101	 460 	 12,528	 SH 	 SOLE 		 12,528
Amdocs Ltd.		CS	G02602103	 1,603 	 46,500	 SH 	 SOLE 		 46,500
American Int'l Group	CS	26874107	 2,305 	 39,530  SH 	 SOLE 		 39,530
Amphenol Corp CL A	CS	32095101	 1,041 	 22,450  SH 	 SOLE 		 22,450
Apple Computer		CS	37833100	 713 	 3,600 	 SH 	 SOLE 		 3,600
Assurant Insurance	CS	04621X108	 2,539 	 37,950	 SH 	 SOLE 		 37,950
AT&T Corp		CS	00206R102	 2,424 	 58,313	 SH 	 SOLE 		 58,313
Automatic Data Process	CS	53015103	 2,222 	 49,908	 SH 	 SOLE 		 49,908
Bank of America Corp	CS	60505104	 3,053 	 73,995	 SH 	 SOLE 		 73,995
Barr Pharmaceuticals 	CS	68306109	 1,490 	 28,055	 SH 	 SOLE 		 28,055
Burlington Northern Sae	CS	12189T104	 762 	 9,150 	 SH 	 SOLE 		 9,150
Cardinal Health Inc.	CS	14149Y108	 1,923 	 33,298	 SH 	 SOLE 		 33,298
Chesapeake Energy	CS	165167107	 3,216 	 82,051	 SH 	 SOLE 		 82,051
ChevronTexaco Corp	CS	166764100	 265 	 2,841 	 SH 	 SOLE 		 2,841
Cisco Systems		CS	17275R102	 2,041 	 75,398	 SH 	 SOLE 		 75,398
Comcast Corp.Non Voting CS	20030N101	 1,258 	 69,407	 SH 	 SOLE 		 69,407
CVS/Caremark Corp. DE	CS	126650100	 5,922 	 148,991 SH 	 SOLE 		 148,991
Danaher Corp.		CS	235851102	 3,755 	 42,800  SH 	 SOLE 		 42,800
Davita Inc		CS	23918K108	 2,998 	 53,200  SH 	 SOLE 		 53,200
Dominion Resources Inc. CS	25746U109	 777 	 16,384  SH 	 SOLE 		 16,384
Duke-Weeks Realty Corp	CS	264411505	 633 	 24,258  SH 	 SOLE 		 24,258
Emerson Electric Co	CS	291011104	 4,930 	 87,007  SH 	 SOLE 		 87,007
Exxon/Mobil Corp	CS	30231G102	 4,602 	 49,116  SH 	 SOLE 		 49,116
Fiserv Inc.		CS	337738108	 2,258 	 40,699  SH 	 SOLE 		 40,699
Foundational Coal	CS	350398W100	 3,271 	 62,300  SH 	 SOLE 		 62,300
Freddie Mac		CS	313400301	 403 	 11,814  SH 	 SOLE 		 11,814
General Electric	CS	369604103	 559 	 15,067  SH 	 SOLE 		 15,067
Haemonetics Corp	CS	405024100	 2,609 	 41,400  SH 	 SOLE 		 41,400
Hewlett Packard/Compaq	CS	428236103	 252 	 5,000 	 SH 	 SOLE 		 5,000
Honeywell		CS	438516106	 3,109 	 50,501  SH 	 SOLE 		 50,501
I B M			CS	459200101	 1,049 	 9,700 	 SH 	 SOLE 		 9,700
Intel Corp		CS	458140100	 223 	 8,370 	 SH 	 SOLE 		 8,370
Johnson & Johnson	CS	478160104	 2,678 	 40,149  SH 	 SOLE 		 40,149
Lowes Companies Inc.	CS	548661107	 1,712 	 75,701  SH 	 SOLE 		 75,701
Medco Health Solutions	CS	58405U102	 2,500 	 24,650  SH 	 SOLE 		 24,650
Millipore		CS	601073109	 787 	 10,750  SH 	 SOLE 		 10,750
NCR Corp		CS	62886E108	 1,621 	 64,600  SH 	 SOLE 		 64,600
Norfolk Southern CompanyCS	655844108	 2,111 	 41,851  SH 	 SOLE 		 41,851
Oracle Systems		CS	68389X105	 3,340 	 147,933 SH 	 SOLE 		 147,933
Procter & Gamble	CS	742718109	 3,841 	 52,320  SH 	 SOLE 		 52,320
Quest Diagnostics Inc.	CS	74834L100	 3,253 	 61,494  SH 	 SOLE 		 61,494
Schein (Henry) Inc.	CS	806407102	 1,679 	 27,350  SH 	 SOLE 		 27,350
Schlumberger Limited	CS	806857108	 2,765 	 28,111  SH 	 SOLE 		 28,111
Target Corp		CS	87612E106	 3,051 	 61,027  SH 	 SOLE 		 61,027
Teradata Corp Del	CS	88076W103	 1,653 	 60,300  SH 	 SOLE 		 60,300
US Bancorp New		CS	902973304	 303 	 9,553 	 SH 	 SOLE 		 9,553
Verizon			CS	92343V104	 832 	 19,040  SH 	 SOLE 		 19,040
Vodafone Group PLC	CS	92857W209	 1,178 	 31,570  SH 	 SOLE 		 31,570
Wachovia Corp		CS	929903102	 1,922 	 50,536  SH 	 SOLE 		 50,536
Walgreen		CS	931422109	 688 	 18,075  SH 	 SOLE 		 18,075
Washington Real Est.Inv.CS	939653101	 201 	 6,400 	 SH 	 SOLE 		 6,400
Wells Fargo		CS	949746101	 2,299 	 76,147  SH 	 SOLE 		 76,147
Wyeth			CS	983024100	 217 	 4,899 	 SH 	 SOLE 		 4,899